Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2019
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Condensed Financial Information of Registrant (SMFG)
52	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)

Condensed Statements of Financial Position

	At March 31,
	2019	2018
	(In millions)
Assets:
Deposits with SMBC	¥434,005	¥251,681
Investments in SMBC	4,613,790	4,613,844
Loans to SMBC	6,258,343	5,537,801
Investments in other subsidiaries, associates and joint ventures	1,477,703	1,548,012
Other assets	93,112	90,605
Current tax assets	118,878	67,414

Total assets	¥12,995,831	¥12,109,357

Liabilities and equity:
Short-term borrowings from SMBC	¥1,228,030	¥1,228,030
Long-term borrowings	234,223	199,221
Debt securities in issue due to other subsidiaries	284,297	280,880
Debt securities in issue	4,898,140	4,216,292
Other liabilities	52,813	47,001

Total liabilities	6,697,503	5,971,424

Shareholders’ equity	5,702,082	5,541,687
Other equity instruments holders’ equity	596,246	596,246

Total equity	6,298,328	6,137,933

Total equity and liabilities	¥12,995,831	¥12,109,357

Condensed Income Statements

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Income:
Interest income from SMBC	¥145,075	¥99,100	¥52,938
Dividends from SMBC	325,333	223,334	408,419
Dividends from other subsidiaries, associates and joint ventures	46,473	33,668	20,428
Fees and commission income from subsidiaries	5,666	10,226	20,706
Other income	106,712	217	178

Total income	629,259	366,545	502,669

Expense:
Interest expense to SMBC	4,298	4,298	4,474
Interest expense to other subsidiaries	13,663	16,309	13,039
Interest expense	128,360	89,699	45,223
Operating and other expense	24,857	21,525	12,165

Total expense	171,178	131,831	74,901

Profit before tax	458,081	234,714	427,768
Income tax expense	(28,517)	(7,085)	(33,344)

Net profit	¥486,598	¥241,799	¥461,112

Profit attributable to:
Shareholders	474,723	232,077	453,183
Other equity instruments holders	11,875	9,722	7,929

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Operating Activities:
Profit before tax	¥458,081	¥234,714	¥427,768
Income taxes paid—net	(17,440)	35,010	23,427
Other operating activities—net	(108,622)	(3,736)	(4,580)

Net cash and cash equivalents provided by operating activities	332,019	265,988	446,615

Investing Activities:
Loans provided to SMBC	(626,746)	(2,241,774)	(1,972,253)
Proceeds from sale of investment in subsidiaries	184,122	—	—
Other investing activities—net	(6,548)	(13,833)	(5)

Net cash and cash equivalents used in investing activities	(449,172)	(2,255,607)	(1,972,258)

Financing Activities:
Proceeds from issuance of long-term borrowings	35,002	66,415	83,806
Proceeds from issuance of debt securities	591,744	1,525,271	1,738,267
Proceeds from issuance of other equity instruments	—	149,080	149,081
Dividends paid to shareholders	(245,595)	(218,569)	(211,501)
Coupons paid to other equity instruments holders	(11,875)	(9,722)	(7,929)
Purchases of treasury stock and proceeds from sale of treasury stock—net	(69,799)	380	(86)

Net cash and cash equivalents provided by financing activities	299,477	1,512,855	1,751,638

Net increase of cash and cash equivalents	182,324	(476,764)	225,995
Cash and cash equivalents at beginning of period	251,681	728,445	502,450

Cash and cash equivalents at end of period	¥434,005	¥251,681	¥728,445

Investments in subsidiaries, associates and joint ventures

Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.

Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., SMFG Card & Credit, Inc., SMBC Consumer Finance Co., Ltd., Sumitomo Mitsui Asset Management Company, Limited (“SMAM”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and others at March 31, 2019, and SMBC Nikko Securities Inc., SMFG Card & Credit, Inc., SMBC Consumer Finance Co., Ltd., SMAM, SMFL and others at March 31, 2018. On April 1, 2019, SMAM merged with Daiwa SB Investments Ltd., previously our associate, to form Sumitomo Mitsui DS Asset Management Company, Limited. These companies are incorporated in Japan, and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 47 “Principal Subsidiaries.”

On November 28, 2018, the Company transferred a portion of its shares of SMFL to SMFL. As a result of the share transfer, SMFL ceased to be the Company’s subsidiary and became its joint venture. The gains recognized by the Company regarding to the share transfer were included in “Other income” in the condensed income statements for the fiscal year ended, March 31, 2019.

Long-term obligations

The Company had perpetual subordinated bonds of ¥267 billion and ¥267 billion outstanding to its subsidiary, SMFG Preferred Capital JPY 3 Limited, at March 31, 2019 and 2018, respectively. The interest rates of these bonds are fixed until January 2020, which range from 4.0% to 4.5% per annum, and will be floating thereafter. SMFG Preferred Capital JPY 3 Limited issued preferred securities to purchase these bonds.

The Company had subordinated long-term borrowings amounting to ¥49 billion and ¥49 billion at March 31, 2019 and 2018, respectively, and had unsubordinated long-term borrowings amounting to ¥185 billion and to ¥150 billion at March 31, 2019 and 2018, respectively. The Company also had subordinated bonds amounting to ¥954 billion and ¥945 billion, including ¥5 billion and ¥2 billion outstanding to its subsidiary, at March 31, 2019 and 2018, respectively, and had senior bonds amounting to ¥3,962 billion and ¥3,285 billion, including ¥12 billion and ¥12 billion outstanding to its subsidiary, at March 31, 2019 and 2018, respectively. For additional information, refer to Note 18 “Borrowings” and Note 19 “Debt Securities in Issue.”

Guarantees

The Company provided guarantee of ¥234 billion and ¥298 billion at March 31, 2019 and 2018, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch.